Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2015
Collection Period Start	1-Mar-15	Distribution Date	15-Apr-15
Collection Period End	31-Mar-15	30/360 Days	30
Beg. of Interest Period	16-Mar-15	Actual/360 Days	30
End of Interest Period	15-Apr-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	1,047,911,638.53	1,029,073,312.81	0.9137104
Total Securities		1,126,257,618.08	1,047,911,638.53	1,029,073,312.81	0.9137104
Class A-1 Notes	0.200000%	124,000,000.00	45,654,020.45	26,815,694.73	0.2162556
Class A-2a Notes	0.730000%	137,000,000.00	137,000,000.00	137,000,000.00	1.0000000
Class A-2b Notes	0.424500%	260,000,000.00	260,000,000.00	260,000,000.00	1.0000000
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,838,325.72	7,609.00	151.9219816	0.0613629
Class A-2a Notes	0.00	83,341.67	0.0000000	0.6083334
Class A-2b Notes	0.00	91,975.00	0.0000000	0.3537500
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,838,325.72	597,921.09

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,225,874.14
Monthly Interest				3,976,619.85
Total Monthly Payments				17,202,493.99

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				373,529.01
Aggregate Sales Proceeds Advance				1,095,680.62
Total Advances				1,469,209.63

Vehicle Disposition Proceeds:
Reallocation Payments				1,544,424.04
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,930,335.48
Excess Wear and Tear and Excess Mileage				5,858.50
Remaining Payoffs				0.00
Net Insurance Proceeds				977,497.03
Residual Value Surplus				48,840.58
Total Collections				26,178,659.25

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,070,320.04			60
Involuntary Repossession	172,922.00			10
Voluntary Repossession	301,182.00			17
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		961,874.03		43
Customer Payoff			27,640.97	1
Grounding Dealer Payoff	-		3,195,366.18	129
Dealer Purchase			1,599,242.56	65
Total	1,544,424.04	961,874.03	4,822,249.71	325

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,093	1,219,044,094.86	7.00000%	1,047,911,638.53
Total Depreciation Received		(14,571,610.80)		(11,017,037.55)
Principal Amount of Gross Losses	(86)	(2,124,459.82)		(1,893,711.13)
Repurchase / Reallocation	-	-		-
Early Terminations	(66)	(1,304,648.27)		(1,123,046.47)
Scheduled Terminations	(224)	(5,362,623.54)		(4,804,530.57)
Pool Balance - End of Period	48,717	1,195,680,752.43		1,029,073,312.81

Remaining Pool Balance
Lease Payment				378,273,117.13
Residual Value				650,800,195.68
Total				1,029,073,312.81

III. DISTRIBUTIONS

Total Collections					26,178,659.25
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					26,178,659.25

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					726,266.43
3. Reimbursement of Sales Proceeds Advance					473,564.78
4. Servicing Fee:
Servicing Fee Due					873,259.70
Servicing Fee Paid					873,259.70
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,073,090.91

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					7,609.00

Class A-1 Notes Monthly Interest Paid					7,609.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					83,341.67

Class A-2 Notes Monthly Interest Paid					83,341.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					91,975.00

Class A-2 Notes Monthly Interest Paid					91,975.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	597,921.09
Total Note and Certificate Monthly Interest Paid	597,921.09
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,507,647.25

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	18,838,325.72

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	18,838,325.72
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,669,321.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,631,288.09
Required Reserve Account Amount		16,893,864.27
Beginning Reserve Account Balance		16,893,864.27
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		16,893,864.27
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,669,321.53
Gross Reserve Account Balance		21,563,185.80
Remaining Available Collections Released to Seller		4,669,321.53
Total Ending Reserve Account Balance		16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.27
Monthly Prepayment Speed		78%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,468,262.96
Securitization Value of Defaulted Receivables and Casualty Receivables	1,893,711.13	86
Aggregate Defaulted and Casualty Gain (Loss)	(425,448.17)
Pool Balance at Beginning of Collection Period	1,047,911,638.53
Net Loss Ratio	-0.0406%

Cumulative Net Losses for all Periods	0.1387%	1,562,571.63

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,534,159.95	199
61-90 Days Delinquent	788,073.80	38
91-120+ Days Delinquent	349,930.68	16
Total Delinquent Receivables:	5,672,164.43	253
60+ Days Delinquencies as Percentage of Receivables	0.11%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,070,320.04	60
Securitization Value	1,089,208.03
Aggregate Residual Gain (Loss)	(18,887.99)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,244,497.19	131
Cumulative Securitization Value	2,490,957.35
Cumulative Residual Gain (Loss)	(246,460.16)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		841,751.94
Reimbursement of Outstanding Advance		473,564.78
Additional Advances for current period		1,095,680.62
Ending Balance of Residual Advance		1,463,867.78

Beginning Balance of Payment Advance		1,528,618.34
Reimbursement of Outstanding Payment Advance		726,266.43
Additional Payment Advances for current period		373,529.01
Ending Balance of Payment Advance		1,175,880.92

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of March 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No